PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:            PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015
Cost:
Computers and peripheral equipment	$11,596	$11,775
Office furniture and equipment	2,397	2,837
Leasehold improvements	5,937	6,981
Capitalized software	-	557

Total cost	19,930	22,150
Less: accumulated depreciation and amortization	7,750	9,436

Property and equipment, net	$12,180	$12,714

Depreciation and amortization expenses from continued operations totaled $2,110, $2,674 and $3,093, for the years ended December 31, 2013, 2014 and 2015, respectively. Depreciation expenses from discontinued operations totaled $460 for the year 2013.

In connection with the 2014 restructuring plan, the Company impaired leasehold improvements in the amount of $632 relating to office space that will no longer be in use.

In connection with the 2015 restructuring plan, the Company recorded an impairment of $159, relating to disposal of certain office furniture and equipment (see Note 15). The impairment charges are included in restructuring charges in the statement of income. In addition, in connection with Growmobile platforms, the Company impaired software capitalized costs of $3,390 in 2015.